Condensed parent company financial information - Company Provided Maturity Profile of Borrowings of the Parent Company and Borrowings of Subsidiaries Carrying Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,274	$ 3,166
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	14 August 2025
Borrowings	$ 381	387
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	24 August 2026
Borrowings	$ 441	449
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	15 May 2027
Borrowings	$ 526	559
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8 October 2028
Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 381	$ 555
Parent Company [Member] | 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 376
Parent Company [Member] | 2025 [member] | GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	14 August 2025
Borrowings	$ 376
Parent Company [Member] | 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 439
Parent Company [Member] | 2026 [member] | GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	24 August 2026
Borrowings	$ 439
Parent Company [Member] | 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 521
Parent Company [Member] | 2027 [member] | EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	15 May 2027
Borrowings	$ 521
Parent Company [Member] | 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 502
Parent Company [Member] | 2028 [member] | GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8 October 2028
Borrowings	$ 502